Fair Value of Plan Assets (Tables)	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of fair value hierarchy levels

	2025
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Mutual funds	$113,457,844	$—	$—	$113,457,844
Self-directed brokerage accounts	9,977,806	—	—	9,977,806
ArcBest Corporation stock fund - common stock	3,412,517			3,412,517
ArcBest Corporation stock fund - money market fund	87,659	—	—	87,659
Total assets in fair value hierarchy	$126,935,826	$—	$—	$126,935,826

Investments measured at net asset value(a)
Collective trust funds(b)				739,116,525
Total investments at fair value				$866,052,351

	2024
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total

Mutual funds	$420,500,038	$—	$—	$420,500,038
Self-directed brokerage accounts	9,889,909	—	—	9,889,909
ArcBest Corporation stock fund	—	4,914,215	—	4,914,215
Total assets in fair value hierarchy	$430,389,947	$4,914,215	$—	$435,304,162

Investments measured at net asset value(a)
Collective trust funds(b)				323,287,158
Total investments at fair value				$758,591,320

(a)	Investments are measured using the NAV practical expedient, and therefore, have not been classified in the fair value hierarchy.
(b)	Funds file U.S. Department of Labor Form 5500 as a direct filing entity. Therefore, disclosure of significant investment strategy is not required. There are no unfunded commitments or significant restrictions on redemptions.